Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Loss per share
Schedule of basic and diluted net loss per share

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income (loss)	104,026	(510,387)	(221,375)
Net loss attributable to noncontrolling interests	—	—	1,087
Accretion to preferred share redemption value	(248,186)	(116,308)	—
Deemed dividend to preferred shareholder	—	(642,174)	—
Numerator for basic and diluted net loss per share calculation	(144,160)	(1,268,869)	(220,288)
Denominator:
Weighted average number of ordinary shares	945,712,030	1,087,910,999	1,993,326,758
Denominator for basic and diluted net loss per share calculation	945,712,030	1,087,910,999	1,993,326,758
Net loss per ordinary share
—Basic and diluted	(0.15)	(1.17)	(0.11)

Schedule of dilutive securities

	As of December 31,
	2018	2019	2020
Series A-1 Preferred Shares	102,102,318	—	—
Redeemable Convertible Preferred Shares	612,941,413	—	—
Share options to employees	175,978,312	104,543,578	93,464,488
Share options to Series C preferred shareholder	—	172,908,894	—
Total	891,022,043	277,452,472	93,464,488